Schedule of investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 08, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current assets		R$ 1,206,852	R$ 1,405,501
Non-current assets		5,240,554	3,387,592
Current liabilities		766,506	589,379
Non-current liabilities		2,680,882	1,369,934
Net revenue	R$ 1,945	1,719,371	1,201,191	R$ 750,630
Cost of services		(652,300)	(434,654)	(308,853)
General and administrative expenses		(622,615)	(402,855)	(239,120)
Finance result		64,566	62,290	51,689
Income before income taxes		273,462	335,054	186,937
Income taxes expenses		31,179	27,067	14,175
Net income for the period		242,283	307,987	172,762
Dividends receivable (included in Other assets)		11,770
Associates [member]
IfrsStatementLineItems [Line Items]
Current assets		33,976	55,413
Non-current assets		109,805	82,575
Current liabilities		(35,049)	(34,531)
Non-current liabilities		(91,086)	(76,132)
Equity		17,646	27,325
Company’s share in equity – 30%		5,294	8,227
Goodwill		43,183	43,183
Carrying amount of the investment		48,477	51,410
Net revenue		127,618	113,965	85,816
Cost of services		(57,935)	(55,926)	(39,459)
General and administrative expenses		(24,025)	(27,341)	(29,476)
Finance result		(4,585)	(4,882)	(4,121)
Income before income taxes		41,073	25,816	12,760
Income taxes expenses		(1,748)	(252)	(2,275)
Net income for the period		39,325	25,564	10,485
Company’s share of income for the period		11,797	7,698	2,362
Opening balance		51,410	45,634
Acquisition of minority interest (15%) in March 2019				24,458
Acquisition of additional interest (15%) in June 2019				24,457
Dividends received		(11,770)	(1,922)	(5,643)
Dividends receivable (included in Other assets)		(2,960)
Share of income		11,797	7,698	2,362
Closing balance		R$ 48,477	R$ 51,410	R$ 45,634